Consolidated Statements of Comprehensive Income (Loss) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of Comprehensive Income [Abstract]
Unrealized holding gains on securities designated as available for sale during the year, net of taxes	$ 5	$ 63